Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments at Fair Value and Contract Value and Net Investment Income

Investments at fair value and contract value of the Master Trust and the Plan’s interest in the Master Trust consisted of the following at December 31:

	2025		2024
	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Investments
Mutual funds	$391,640,435	$11,167,877	$133,511,483	$2,789,555
Worthington Enterprises common shares	13,204,014	291,987	10,746,147	246,551
Worthington Steel common shares[1]	-	-	6,930,870	161,401
Common collective trust funds	64,185,582	1,258,464	262,849,675	8,241,038
Total investments at fair value	469,030,031	12,718,328	414,038,175	11,438,545
Total investments at contract value	19,732,667	270,034	25,382,333	216,826
Total	$488,762,698	$12,988,362	$439,420,508	$11,655,371

(1) Effective after the close of business on April 7, 2025, the Company liquidated all remaining balances in the Worthington Steel stock fund.

Net investment income of the Master Trust consisted of the following for the years ended December 31:

	2025	2024
Investment income for the Master Trust:
Interest and dividend income	$13,392,170	$7,276,660
Net appreciation (depreciation) in fair value of investments:
Mutual funds and common collective trust funds	55,075,357	52,694,519
Worthington Enterprises common shares	3,403,225	(4,407,624)
Worthington Steel common shares	(1,707,015)	1,809,787
Total investment income	$70,163,737	$57,373,342